UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22990

Pomona Investment Fund
(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Michael D. Granoff
Pomona Management LLC
780 Third Avenue, 46th Floor
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Pomona Investment Fund
Schedule of Investments
December 31, 2015
(Unaudited)

Investment Funds (72.04%)	Geographic
Secondary Investments [a] (72.04%)	Region [b]	Fair Value
Advent International GPE VII-B Limited Partnership [c]	North America	$2,055,368
Audax Mezzanine Fund II, L.P.	North America	172,491
Audax Private Equity Fund III, L.P. c, [d,g]	North America	3,404,858
Bain Capital Asia Fund, L.P.[c]	North America	1,094,214
Bain Capital Fund VIII, L.P.[c]	North America	1,626,961
Bain Capital Fund X, L.P.[c,e,g]	North America	5,912,933
Clayton, Dubilier & Rice Fund VII, L.P. [c]	North America	1,479,001
Clyde Blowers Capital Fund III LP c	Europe	1,818,576
DCM IV, L.P. [c]	North America	258,799
DCM V, L.P. [c]	North America	1,265,810
DCM VI, L.P. [c]	North America	1,737,126
GSO Capital Opportunities Overseas Fund L.P. [c]	North America	680,097
Insight Venture Partners Coinvestment Fund II, L.P.	North America	777,294
Insight Venture Partners Coinvestment Fund III, L.P. [c]	North America	550,308
Insight Venture Partners V Coinvestment Fund, L.P. [c]	North America	85,450
Insight Venture Partners V, L.P. [c]	North America	885,539
Insight Venture Partners VI, L.P.	North America	2,134,421
Insight Venture Partners VII, L.P. [f,g]	North America	2,924,625
Insight Venture Partners VIII, L.P. [c,f,g]	North America	3,380,800
Littlejohn Fund IV, L.P. [c]	North America	2,658,336
Madison International Real Estate Liquidity Fund V	North America	91,839
Oaktree Private Investment Fund 2010, L.P. [c]	North America	156,565
Perry Partners International, Inc. [c]	North America	248,163
Sankaty Credit Opportunities V-E, L.P. [c]	North America	1,077,796
TCW/Crescent Mezzanine Partners VB, L.P. [c]	North America	1,354,989
TPG Opportunities Partners III (B), L.P. [c]	North America	29,289
Wellspring Capital Partners IV, L.P.	North America	836,924
Total Secondary Investments (72.04%)		38,698,572
Total Investments in Investment Funds (Cost $37,177,640) (72.04%)		$38,698,572

Short-Term Investment (29.46%)

Money Market Fund		Fair Value
Fidelity Institutional Money Market Portfolio - Class I, 0.01% [h]		$15,826,749
Total Money Market Fund (29.46%)		$15,826,749

Total Short-Term Investment (Cost $15,826,749) (29.46%)		$15,826,749

Total Investments (Cost $53,004,389) (101.50%)		$54,525,321

Liabilities in Excess of Other Assets (-1.50%)		(804,165)

Shareholders' Capital (100.00%)		$53,721,156

[a]	Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2015 was $37,177,640 and $38,698,572, respectively.
[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.
[c]	Non-income producing.
[d]	This Investment Fund invests in middle market companies through control/buyout investments alongside management teams.
[e]	This Investment Fund focuses on buyouts, growth capital investments and restructurings.
[f]	These Investment Funds invest in growth-stage companies, including control/buyout investments in more mature companies and minority deals in less mature companies.
[g]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[h]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

Pomona Investment Fund (formerly known as Pomona Private Equity Fund, the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by Pomona Management LLC (the “Administrator”). The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all. Therefore, the Fund’s private equity investments are classified as Level 3 assets.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. This update is effective for fiscal years beginning after December 15, 2016, and early adoption is permitted. Management is evaluating the impact of the adoption of ASU 2015-07 on the Fund’s financial statements and disclosures.

The following is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$-	$-	$38,698,572	$38,698,572
Short-Term Investment	15,826,749	-	-	15,826,749
Total	$15,826,749	$-	$38,698,572	$54,525,321

The following is a reconciliation of those investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of May 7, 2015*	Realized gain/ (loss)	Net unrealized appreciation/ (depreciation)	Gross purchases	Capital Distributions Received from Investment Funds	Gross sales	Net transfers in or out of Level 3	Balance as of December 31, 2015
Investment Funds	$-	$872,792	$1,520,932	$38,211,037	$(1,906,189)	$-	$-	$38,698,572
Total	$-	$872,792	$ 1,520,932	$ 38,211,037	$(1,906,189)	$-	$-	$38,698,572

* Commencement of operations

The amount of the net unrealized appreciation for the period ended December 31, 2015 relating to investments in Level 3 assets still held at December 31, 2015 is $1,520,932.

During the period ended December 31, 2015, the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The fair value of the Fund’s investments in Investment Funds and direct investments as of each applicable valuation date ordinarily will be the carrying amount of the Fund’s interests in such investments as determined by reference to the issuer’s most recent balance sheet, statement of capital account, or other valuation provided by the relevant investment manager or lead investor (“NAV”) as of, or prior to, the relevant valuation date, as adjusted for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuations and the relevant valuation date. The Fund uses NAV provided for the Investment Funds as its measure of fair value of an investment in an Investment Fund, a measure referred to as the practical expedient (the “Practical Expedient”), when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

As of December 31, 2015, the Fund determined that the Practical Expedient could be applied for all of the Fund’s investments in Investment Funds. For $4,506,201 of the total fair value of its investments in Investment Funds, the Fund did not receive a NAV as of the December 31 valuation date. For these investments, the NAV for the prior valuation date was rolled forward to the current valuation date to adjust for capital calls and distributions and known changes in the value of the underlying fund’s portfolio companies. The Administrator also considered other information such as estimates of carried interest or similar expense, if appropriate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	February 29, 2016

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.